Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation
Balance at the beginning of the period	$ (1,806)	$ (2,854)	$ (1,371)
Net adjustment to the opening balance of retained earnings	12
Taxation expense	806	1,019	224
Other comprehensive income	113	(40)	160
Equity	12
Additions through business combinations			(1,777)
Exchange	(44)	69	(79)
Other movements			11
Balance at the end of the period	$ (907)	(1,806)	(2,854)
Minimum
Taxation
Unused tax losses and unused tax credits, expiry term	1 year
Maximum
Taxation
Unused tax losses and unused tax credits, expiry term	20 years
United Kingdom
Taxation
Net deferred tax asset	$ 691
Acerta Pharma
Taxation
Additions through business combinations		(1,777)
Intangibles, property, plant & equipment
Taxation
Balance at the beginning of the period	(3,852)	(5,149)	(3,261)
Taxation expense	401	1,393	(132)
Other comprehensive income	56	(84)	83
Additions through business combinations			(1,827)
Exchange	27	(12)	(1)
Other movements			11
Balance at the end of the period	(3,368)	(3,852)	(5,149)
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period	509	465	427
Taxation expense	(15)	(8)	11
Other comprehensive income	26	9	101
Exchange	(25)	43	(74)
Balance at the end of the period	495	509	465
Intercompany inventory transfers
Taxation
Balance at the beginning of the period	831	1,014	738
Taxation expense	179	(231)	314
Exchange	(30)	48	(38)
Balance at the end of the period	980	831	1,014
Untaxed reserves
Taxation
Balance at the beginning of the period	(600)	(697)	(692)
Taxation expense	(4)	159	(53)
Exchange	47	(62)	48
Balance at the end of the period	(557)	(600)	(697)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period	906	1,004	804
Taxation expense	129	(128)	151
Additions through business combinations			50
Exchange	(27)	30	(1)
Balance at the end of the period	1,008	906	1,004
Accrued expenses and other
Taxation
Balance at the beginning of the period	400	509	613
Net adjustment to the opening balance of retained earnings	12
Taxation expense	116	(166)	(67)
Other comprehensive income	31	35	(24)
Equity	12
Exchange	(36)	22	(13)
Balance at the end of the period	$ 535	$ 400	$ 509